CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2023	Jul. 19, 2023	Jan. 20, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value (in dollars per share)	$ 0.0001			$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000			1,000,000	1,000,000
Preferred stock, shares issued	0			0	0
Preferred stock, shares outstanding	0			0	0
Class A Ordinary Shares
Ordinary shares subject to possible redemption, price per share		$ 10.92	$ 10.32
Ordinary shares, par value (in dollars per share)	$ 0.0001			$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	200,000,000			200,000,000	200,000,000
Ordinary shares, shares issued				0	0
Ordinary shares, shares outstanding				0	0
Class A ordinary shares subject to possible redemption
Ordinary shares subject to possible redemption, par value	$ 0.0001			$ 0.0001
Ordinary shares subject to possible redemption, shares outstanding	2,425,969			20,000,000
Ordinary shares subject to possible redemption, price per share	$ 11.12			$ 10.30	$ 10.10
Class A ordinary shares not subject to possible redemption
Ordinary shares, shares issued	0			0	0
Ordinary shares, shares outstanding	0			0	0
Class B Ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.0001			$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	20,000,000			20,000,000	20,000,000
Ordinary shares, shares issued	5,000,000			5,000,000	5,000,000
Ordinary shares, shares outstanding	5,000,000			5,000,000	5,000,000